Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Financial assets
Cash and deposits with banks	$ 17,359
Securities	121,310	$ 101,664
Cash collateral on securities borrowed	3,664	5,488
Securities purchased under resale agreements	56,111	43,450
Loans
Residential mortgages	208,652	207,749
Credit card	12,755	12,673
Business and government	125,798	109,555
Derivative instruments	23,895	21,431
Customers' liability under acceptances	9,167	10,265
Deposits
Bank	11,224	14,380
Secured borrowings	38,895	42,607
Derivative instruments	25,113	20,973
Obligations related to securities sold short	15,635	13,782
Obligations related to securities sold under repurchase agreements	51,801	30,840
Subordinated indebtedness	4,684	4,080
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	16,720	17,637
Securities	20,115	12,876
Cash collateral on securities borrowed	3,664	5,488
Securities purchased under resale agreements	50,913	40,128
Loans
Residential mortgages	208,381	207,523
Personal	43,098	42,577
Credit card	12,335	12,255
Business and government	103,885	92,605
Customers' liability under acceptances	9,167	10,265
Other assets	13,829	10,230
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	639	54
Securities	53,984	52,394
Securities purchased under resale agreements	5,198	3,322
Loans
Residential mortgages	60	12
Business and government	21,182	16,424
Derivative instruments	23,895	21,431
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities	413	184
Financial assets at fair value through OCI [member]
Financial assets
Securities	46,798	36,210
Carrying value [member]
Financial assets
Cash and deposits with banks	17,359	17,691
Securities	121,310	101,664
Cash collateral on securities borrowed	3,664	5,488
Securities purchased under resale agreements	56,111	43,450
Loans
Residential mortgages	208,441	207,535
Personal	43,098	42,577
Credit card	12,335	12,255
Business and government	125,067	109,029
Derivative instruments	23,895	21,431
Customers' liability under acceptances	9,167	10,265
Other assets	13,829	10,230
Financial liabilities at amortised cost [member]
Deposits
Personal	176,340	163,113
Business and government	248,367	233,174
Bank	11,224	14,380
Secured borrowings	38,680	42,481
Acceptances	9,188	10,296
Cash collateral on securities lent	1,822	2,731
Obligations related to securities sold under repurchase agreements	51,801	30,840
Other liabilities	14,066	13,030
Subordinated indebtedness	4,684	4,080
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	25,113	20,973
Obligations related to securities sold short	15,635	13,782
Other liabilities	114	95
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	1,751	766
Business and government	9,135	6,975
Secured borrowings	215	126
Other liabilities	12	17
Carrying value [member]
Deposits
Personal	178,091	163,879
Business and government	257,502	240,149
Bank	11,224	14,380
Secured borrowings	38,895	42,607
Derivative instruments	25,113	20,973
Acceptances	9,188	10,296
Obligations related to securities sold short	15,635	13,782
Cash collateral on securities lent	1,822	2,731
Obligations related to securities sold under repurchase agreements	51,801	30,840
Other liabilities	14,192	13,142
Subordinated indebtedness	4,684	4,080
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	17,359	17,691
Securities	121,453	101,507
Cash collateral on securities borrowed	3,664	5,488
Securities purchased under resale agreements	56,111	43,450
Loans
Residential mortgages	208,693	205,868
Personal	43,120	42,559
Credit card	12,335	12,255
Business and government	125,160	108,917
Derivative instruments	23,895	21,431
Customers' liability under acceptances	9,167	10,265
Other assets	13,829	10,230
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	143	(157)
Loans
Residential mortgages	252	(1,667)
Personal	22	(18)
Business and government	93	(112)
Financial liabilities at fair value [member]
Deposits
Personal	178,046	163,642
Business and government	257,872	240,374
Bank	11,224	14,380
Secured borrowings	39,223	42,868
Derivative instruments	25,113	20,973
Acceptances	9,188	10,296
Obligations related to securities sold short	15,635	13,782
Cash collateral on securities lent	1,822	2,731
Obligations related to securities sold under repurchase agreements	51,801	30,840
Other liabilities	14,192	13,142
Subordinated indebtedness	4,925	4,340
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(45)	(237)
Business and government	370	225
Secured borrowings	328	261
Subordinated indebtedness	$ 241	$ 260